Note 7 - Investment in Associate (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Total current assets	$ 23,727	$ 9,198
Total non-current assets	113,151	138,131
Total assets	136,878	147,329
Total current liabilities	2,344	10,989
Profit (loss) from operating activities	(25,274)	(13,662)
Accretion of rehabilitation provisions	35	19
Depreciation expense	202	210
General and administrative expense	7,477	4,919
Professional fees expense	3,833	2,601
Adjustments for share-based payments	3,287	2,392
Interest income (expense)	657	53
Profit (loss)	(30,449)	(13,200)
Total other comprehensive income	(25,316)	(49,033)
Profit (loss), attributable to owners of parent	(28,761)	$ (13,200)
NevGold Corp [member]
Statement Line Items [Line Items]
Fair value of investments in associates	5,300
Total current assets	457
Total non-current assets	21,120
Total assets	21,577
Total current liabilities	510
Total non-current liabilities	205
Net assets (liabilities)	20,862
Profit (loss) from operating activities	1,369
Accretion of rehabilitation provisions	15
Business development	689
Consulting fees and salaries	310
Depreciation expense	47
General and administrative expense	181
Transfer agent and listing fees	37
Professional fees expense	46
Adjustments for share-based payments	44
Interest income (expense)	20
Increase in non-controlling interest	16
Profit (loss)	1,333
Total other comprehensive income	453
Profit (loss), attributable to owners of parent	$ 147